Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (247)
Administration expenses	(1)	$ (2)	$ (2)
Net asset, ending of period	(238)	(247)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	428	433
Interest on plan assets	13	15	16
Net return on plan assets	(25)	26
Contributions	12	12
Benefits paid	(48)	(55)
Effect of translation on US plans	2	(1)
Net asset, ending of period	381	428	433
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(75)
Administration expenses	0	0	0
Net asset, ending of period	(67)	(75)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	12	10
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	6	6
Benefits paid	(5)	(4)
Effect of translation on US plans	0	0
Net asset, ending of period	13	12	10
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(145)
Administration expenses	(1)	(2)	(2)
Net asset, ending of period	(146)	(145)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	416	423
Interest on plan assets	13	15	16
Net return on plan assets	(25)	26
Contributions	5	6
Benefits paid	(42)	(51)
Effect of translation on US plans	2	(1)
Net asset, ending of period	368	416	423
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(27)
Administration expenses	0	0	0
Net asset, ending of period	(25)	(27)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	1	0
Benefits paid	(1)	0
Effect of translation on US plans	0	0
Net asset, ending of period	$ 0	$ 0	$ 0